RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

Founder Shares

On March 9, 2021, the Company issued an aggregate of 5,750,000 Class B Ordinary Shares (the “Founder Shares”) to the Legacy Sponsor for an aggregate purchase price of $25,000. On May 13, 2021, the Legacy Sponsor transferred an aggregate of 721,402 Founder Shares to the Company’s independent directors at their original issue price. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture by the Legacy Sponsor to the extent that the Over-Allotment Option was not exercised in full or in part, so that the Legacy Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On November 30, 2021, the underwriters partially exercised the Over-Allotment Option to purchase an additional 1,240,488 Units. As a result, the Company forfeited 439,878 Class B Ordinary Shares. On October 19, 2023, the Sponsors converted an aggregate of 600,000 Founder Shares on a one-for-one basis into Class A Ordinary Shares in the 2023 Founder Share Conversion. As of December 31, 2025 and 2024, the Company had 2,110,122 Class B Ordinary Shares issued and outstanding.

Pursuant to the Letter Agreement, the Sponsors have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, capital share exchange or similar transaction that results in the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Ordinary Shares exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the Business Combination, the Founder Shares will be released from the lock-up.

In connection with the closing of the Initial Public Offering, the Legacy Sponsor sold equity interest of the Legacy Sponsor equivalent to 1,547,727 Founder Shares to the Institutional Anchor Investors at the original purchase price of $0.004 per share. The Company estimated the aggregate fair value of the Founder Shares attributable to the Institutional Anchor Investors to be $6.73 per share. The fair value of the Founder Shares was valued based on the probability of the Company completing a Business Combination and marketability. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with SEC Staff Accounting Bulletin Topic 5A, “Expensing of Offering” and SEC Staff Accounting Bulletin Topic 5T, “Accounting for Expenses or Liabilities Paid by Principal Stockholder(s)” (“SAB 5T”). Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs related to the Founder Shares amounted to $10,414,655, of which $10,062,469 was charged to shareholders’ deficit upon the completion of the Initial Public Offering and $352,186 was expensed to the accompanying statements of operations and included in transaction costs attributable to Warrant liabilities.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Sponsor Employment Agreement

The Sponsor has entered into employment agreements, which include base salaries and bonuses for employees who may support both the Company and its affiliated entities. Under the terms of employment agreements, the Sponsor may pay employee compensation through any entity it controls, including the Company. Management determines that allocating base salary and discretionary bonuses ratably among its affiliated entities is a fair and standard practice, as employees typically support multiple entities simultaneously. This approach ensures that compensation costs are proportionally shared based on the benefit each affiliated entity receives, preventing any single entity from bearing an unfair share of shared expenses. It aligns with common practices in multi-entity investment platforms, while still allowing Management the flexibility to adjust allocations based on specific operational or financial considerations. Consistent with this, certain portions of payroll have been allocated to the Company. For the year ended December 31, 2025, the Company incurred and paid payroll and bonuses in the amount of $36,969. These amounts are included in the Company’s general and administrative expenses on the accompanying statements of operations. In connection with the employment agreements, as of December 31, 2025, the Company paid $114,586 on the behalf of the Sponsor, which is included in due from Sponsor on the accompanying consolidated balance sheets and will be paid at the consummation of a Business Combination.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors, affiliates of the Sponsors, or the Company’s former officers and directors or current directors or officers may, but are not obligated to, loan the Company funds as may be required (such loan from the Legacy Sponsor, its affiliates or the former officer and directors, the “2021 Working Capital Loan,” and such loan from the Sponsor, its affiliates or the current directors or offices, the “2024 Working Capital Loan,” and together, the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. These warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

2021 Promissory Note Payable – Legacy Sponsor

On December 30, 2021, there was a written agreement in place for the 2021 Working Capital Loan. The Company issued an unsecured promissory note (the “2021 Promissory Note”) in the principal amount of up to $1,000,000 to YAS International, LLC (d/b/a Gupta Capital Group), an affiliate of the Legacy Sponsor (“GCG”). The 2021 Promissory Note bears no interest and is repayable in full upon consummation of the initial Business Combination. GCG has the option to convert any unpaid balance of the 2021 Promissory Note into warrants to purchase one share of Class A Ordinary Shares equal to the principal amount of the 2021 Promissory Note so converted divided by $1.50 (the “2021 Note Warrants”). The terms of any such 2021 Note Warrants will be identical to the terms of the Private Placement Warrants. As of December 31, 2025 and 2024, there was $125,000 outstanding on the 2021 Working Capital Loan. The Company determined that the conversion option embedded in its Legacy Working Capital Loan should be bifurcated and accounted for as a derivative in accordance with ASC 815. However, the exercise price of the underlying 2021 Note Warrants was greater than the closing price of the Private Placement Warrants as of December 31, 2025 and 2024, and when the 2021 Working Capital Loan was drawn on. The Company believes that the likelihood of GCG’s exercise of the option to convert to 2021 Note Warrants is de minimis. As a result, the Company recorded zero liability related to the conversion option on the 2021 Working Capital Loan.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

2024 Promissory Note – related party

On November 21, 2024, there was a written agreement in place for the 2024 Working Capital Loan. The Sponsor agreed to loan the Company up to $2,500,000 pursuant to a promissory note (the “2024 Promissory Note”). The 2024 Promissory Note is non-interest bearing, unsecured and due on the earlier of (i) upon the consummation of an initial Business Combination or (ii) the date of liquidation. The Company may use a portion of proceeds held outside the Trust Account to repay the 2024 Promissory Note, but no proceeds held in the Trust Account can be used to repay the 2024 Promissory Note. If prior to an initial business combination, the 2024 Promissory Note has not been paid in full, then at the Sponsor’s option up to $1,350,000 of unpaid principal balance may be converted into warrants (the “2024 Note Warrants”) at a price of $1.50 per 2024 Note Warrant. The 2024 Note Warrants would be identical to the Private Placement Warrants.

As of December 31, 2025 and 2024, there was $1,685,872 and $1,115,000, respectively, outstanding on the 2024 Promissory Note. The Company determined that the conversion option embedded in its 2024 Promissory Note should be bifurcated and accounted for as a derivative in accordance with ASC 815.

However, the exercise price of the underlying 2024 Note Warrants was greater than the closing price of the Private Placement Warrants as of December 31, 2025, and when the 2024 Promissory Notes were drawn on. The Company believes that the likelihood of the Sponsor’s exercise of the option to convert to 2024 Note Warrants is de minimis. As a result, the Company recorded zero liability related to the conversion option on the 2024 Promissory Note.

Polar Capital Investment Payable – related party

On September 6, 2023, the Company entered into a subscription agreement (the “Polar Subscription Agreement”) with the Sponsor and Polar Multi-Strategy Master Fund (“Polar”), pursuant to which Polar agreed to fund up to $1,500,000 to Company, subject to certain funding milestones. Once the Company has reached a defined milestone, upon on at least five (5) calendar days’ prior written notice, the Sponsor may require a drawdown against the capital commitment in order to meet the Sponsor’s commitment to the Company under a drawdown request (such funded amounts, the “Polar Capital Investment”). The Polar Capital Investment will be repaid to Polar by the Company upon the closing of an initial Business Combination. Polar may elect to receive such repayment (i) in cash or (ii) in Class A Ordinary Shares at a rate of one Class A Ordinary Share for each ten dollars of the Polar Capital Investment. The Company must (i) to the extent feasible and in compliance with all applicable laws and regulations, register the shares issued to Polar as part of any registration statement issuing shares before or in connection with the closing of a Business Combination or (ii) if no such registration statement is filed in connection with the closing of a Business Combination, promptly register such shares pursuant to the first registration statement filed by the Company or the surviving entity following a Business Combination, which shall be filed no later than 30 days after the closing of a Business Combination and declared effective no later than 90 days after the closing of a Business Combination. In consideration of the Polar Capital Investment, the Company has agreed to issue, or cause the surviving entity in the Business Combination to issue, 0.9 of a Class A ordinary share of the surviving entity for each dollar of the Polar Capital Investment funded as of or prior to the closing of the Business Combination. Upon certain events of default under the Polar Subscription Agreement, the Company (or the surviving entity, as applicable) must issue to Polar an additional 0.1 of a Class A ordinary share for each dollar of the Capital Investment funded as of the date of such default, and for each month thereafter until such default of failure is cured, subject to certain limitations provided for therein. In the event the Company liquidates without consummating a Business Combination, any amounts remaining in the Company’s cash accounts (excluding the Trust Account) will be paid to Polar by the Company within five (5) calendar days of the liquidation, and such amounts will be the sole recourse for Polar. As of December 31, 2025 and 2024, the Company had drawn $1,500,000 on the Polar Capital Investment. As of December 31, 2025, the Sponsor has sent the Company $1,457,550 in relation to the Polar Subscription Agreement, and the remaining $42,450 is included in due from Sponsor on the accompanying consolidated balance sheets.

The Company determined that the conversion option embedded in Polar Capital Investment should be bifurcated and accounted for as a derivative in accordance with ASC 815. The Company selected the fair value method in the allocation of proceeds to the debt and equity instruments issued in connection with the Polar Capital Investment. As of December 31, 2025 and 2024, an aggregate of $1,238,480 and $1,022,727 had been allocated as debt discount to reduce the fair value of the Polar Capital Investment to $261,520 and $227,273, respectively, as liabilities on the accompanying consolidated balance sheets. Further, as of December 31, 2025 and 2024, $1,238,480 and $1,022,727, respectively, is allocated to non-redeemable Class A Ordinary Shares and presented as additional paid-in capital on the accompanying statements of changes in shareholders’ deficit.

COMPASS DIGITAL ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Administrative Services Agreement

Commencing on October 14, 2021, and until completion of the Company’s initial Business Combination or liquidation, the Company may reimburse the Sponsors up to an aggregate amount of $10,000 per month for office space and secretarial and administrative support pursuant to the Administrative Services Agreement. Per the Administrative Services Agreement, it is at the Company’s option as to whether or not to pay this administrative fee. The Legacy Sponsor assigned the Administrative Services Agreement to the Sponsor on August 31, 2023, in connection with the Sponsor Handover. For the years ended December 31, 2025 and 2024, the total administrative expenses were $120,000. As of December 31, 2025 and 2024, there was $280,000 and $160,000, respectively, accrued, but not paid.

Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

In addition to transactions disclosed in Note 4, the Company has the following additional related party transactions.

For the years ended December 31, 2025 and 2024, the Company recognized directors’ fees and officers’ fees expense as follows.

	December 31,
	2025	2024
Paid in cash or accrued	$414,980	$501,000
Stock based compensation	-	52,500
	$414,980	$553,500

The Company’s board of directors established director fees and officer compensation as follows:

●	Each director that is not an officer and the Vice President of Corporate Affairs/Corporate Secretary of the Company: $2,500 to $5,000 per month,

●	President of the Company: $180,000 per year, and

●	General Manager of KM Chile: $144,000 per year.

As of December 31, 2025, the Company has no separate employment nor severance agreements with any officers or directors.

On July 16, 2020, the Company received $1,237 from an officer and director, this amount is recorded as an accrued liability at December 31, 2023. This amount was paid on January 24, 2024.

During the years ended December 31, 2025 and 2024, KM Chile and GEM Chile recognized legal expense of $95,187, and $66,750, respectively from Chile Inc, a company owned by a relative of the Company’s President. In addition, during the three months ended March 31, 2024, the Company entered into an agreement with Chile Inc. whereby Chile Inc. would receive a success fee equal to 15% of any savings it was able to achieve on the reduction of the annual mining licensing fees in Chile. Pursuant to this agreement, Chile Inc. was paid US $157,298 during the year ended December 31, 2025.

During the years ended December 31, 2025 and 2024, the Company recognized $120,000 and $115,000, respectively for consulting fees to the wife of the Company’s President.

During the years ended December 31, 2025 and 2024, the Company recognized accounting fees of $44,552 and $64,116, respectively to a company owned by the President.